Company financial information	12 Months Ended
Dec. 31, 2017
Company financial information
Company financial information

27. Company financial information

This note has been included in these financial statements in accordance with the requirements of Regulation S‑X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for ARD Finance S.A. as presented in accordance with IFRS as issued by the IASB.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro.

i)  Statement of financial position

	At December 31,
	2017	2016
	€m	€m
Non-current assets
Investments in subsidiary undertakings	882	837
Receivables from subsidiary undertaking	642	730
	1,524	1,567
Current assets
Receivables from subsidiary undertaking	8	15
Cash and cash equivalents	32	4
	40	19
Total assets	1,564	1,586
Equity attributable to owners of the parent
Issued capital	—	—
Retained earnings	54	(15)
Total equity	54	(15)
Non-current liabilities
Borrowings	1,479	1,569
	1,479	1,569
Current liabilities
Interest payable	31	31
Other payables	—	1
	31	32
Total liabilities	1,510	1,601
Total equity and liabilities	1,564	1,586

ii)  Statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Dividend income	133	270	—
Finance expense	(111)	(31)	—
Finance income	50	14	—
Profit before tax	72	253	—
Income tax	—	—	—
Profit and total comprehensive income for the year	72	253	—

iii)  Statement of cash flows

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	—	—	—
Related party interest received	54	—	—
Interest paid	(105)	—	—
Net cash used in operating activities	(51)	—	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	(3)	(404)	—
Contribution to subsidiary undertaking	(45)	(431)	—
Dividends received	133	270	—
Loans granted to subsidiary undertakings	—	(679)	—
Net cash received from/(used in) investing activities	85	(1,244)	—
Cash flows from financing activities
Net proceeds from borrowings	—	1,529	—
Dividends paid	(3)	(270)	—
Deferred debt issue costs paid	(3)	(12)	—
Net cash (outflow)/inflow from financing activities	(6)	1,247	—
Net increase in cash and cash equivalents	28	3	—
Cash and cash equivalents at the beginning of the year	4	1	1
Cash and cash equivalents at the end of the year	32	4	1

iv)  Maturity analysis of the Company’s borrowings

At December 31, 2017, the Company had €1,479 million of borrowings (2016: €1,569 million). Borrowings of €1,479 million at December 31, 2017 have a maturity of greater than five years.

v)  Distributions paid and received

During the year ended December 31, 2017 the Company received a dividend of €133 million (2016: €270 million, 2015: €nil) from a subsidiary company. The Company also paid a dividend to its parent company of €3 million (2016: €270 million, 2015: €nil).

vi)  Commitments and contingencies

The Company had no commitments and contingencies at December 31, 2017 (2016: €nil).

vii)  Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent‑only financial information.

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	72	253	—
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(41)	(408)	(120)
Consolidated IFRS profit/(loss) for the year	31	(155)	(120)

	At December 31,
	2017	2016	2015
	€m	€m	€m
IFRS equity reconciliation:
Parent only—IFRS equity	54	(15)	(3)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(2,583)	(2,975)	(2,371)
Consolidated—IFRS equity	(2,529)	(2,990)	(2,374)